Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Current assets
Cash	$ 3,260,568	$ 2,408,526
Receivables	254,391	203,021
Inventory	2,866,054	2,708,721
Prepaid expenses and deposits	592,613	751,139
Assets classified as held for sale	1,164,696	1,170,947
Total current assets	8,138,322	7,242,354
Non-current assets
Property and equipment	3,390,933	3,433,094
Right-of-use assets	8,746,825	8,829,298
Intangible assets	6,286,590	6,482,865
Goodwill	28,541,323	28,541,323
Deferred tax asset	121,843	0
Total assets	55,225,836	54,528,934
Current liabilities
Accounts payable and accrued liabilities	2,593,195	2,215,956
Convertible promissory notes	1,156,259	1,156,259
Income taxes payable	10,230,423	9,719,872
Deferred revenue	287,560	301,562
Lease liabilities - current portion	387,400	374,548
Liabilities classified as held for sale	392,320	396,943
Total current liabilities	15,047,157	14,165,140
Non-current liabilities
Lease liabilities	9,120,396	9,192,588
Derivative liability	84,871	108,233
Reclamation obligation	0	0
Deferred tax liability	0	15,965
Total liabilities	24,252,424	23,481,926
SHAREHOLDERS' EQUITY
Common stock, no par value; unlimited shares authorized; 120,047,814, 120,047,814 and 120,047,814 shares issued and outstanding as of March 31, 2024, January 31, 2024 and 2023, respectively	105,467,920	105,467,920
Commitment to issue shares	628,141	628,141
Accumulated other comprehensive loss	(2,271,248)	(2,272,056)
Deficit	(72,851,401)	(72,776,997)
Total shareholders' equity	30,973,412	31,047,008
Total liabilities and shareholders' equity	$ 55,225,836	$ 54,528,934